Management and assessment of financial risks	6 Months Ended
Jun. 30, 2026
Financial Risk Management [Abstract]
Management and assessment of financial risks	Management and assessment of financial risks
The Group is exposed to interest rate risk, credit risk, foreign currency risk and liquidity risk. The Group has not identified any significant changes in the identified credit and interest rate risks as of June 30, 2026 compared to December 31, 2025.
Liquidity risk
The remaining contractual maturities of financial liabilities as of December 31, 2025 and June 30, 2026 are presented in Note 15.8.
The Group's estimate of its cash runway as of the date of approval of these financial statements is set forth in Note 2 - Going concern.
Foreign currency risk
The Group is exposed to a risk of exchange rates fluctuations on commercial transactions performed in currencies different from the functional currency of the Group entity recording the transactions.
As of  June 30, 2026, the monetary (i) assets and (ii) liabilities denominated in U.S. dollars held by the Company amounted to respectively (i) $277,156 thousand (primarily composed of cash and cash equivalents of $133,965 thousand, intercompany receivables of $126,795 thousand) and (ii) $2,018 thousand.
As a result, a 10% adverse change in the euro closing exchange rate against the U.S. dollar would have resulted in a foreign exchange loss of €21,952 thousand, while a 10% favorable change would have resulted in a foreign exchange gain of €26,831 thousand.
The Subsidiary does not hold any monetary asset or liability denominated in currencies different from its functioning currency (the
U.S. dollar).
At this stage, the Group has not adopted any recurring mechanism of hedging to protect its activity against currency fluctuations. From time to time, the Group may nevertheless subscribe currency term accounts in order to cover a commitment in currency as described above. The Group may consider in the future using a suitable policy to hedge exchange risks in a more significant manner if needed.